Expense Example, No Redemption - Columbia Large Cap Value Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 673
Expense Example, No Redemption, 3 Years	881
Expense Example, No Redemption, 5 Years	1,106
Expense Example, No Redemption, 10 Years	1,751
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	180
Expense Example, No Redemption, 3 Years	557
Expense Example, No Redemption, 5 Years	959
Expense Example, No Redemption, 10 Years	2,084
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	129
Expense Example, No Redemption, 3 Years	403
Expense Example, No Redemption, 5 Years	697
Expense Example, No Redemption, 10 Years	1,534
Class Adv
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	954
Class Inst2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
Class Inst
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	954
Class Inst3
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	$ 859